Vanguard Federal Money Market Fund

Supplement to the Prospectus Dated December 29, 2008

The Fees and Expenses Table for Vanguard Federal Money Market Fund is replaced with the following:

Shareholder Fees
(Fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases	None
Purchase Fee	None
Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None[1]
Account Service Fee (for fund account balances below $10,000)	$20/year[2]

Annual Fund Operating Expenses
(Expenses deducted from the Fund’s assets)
Management Expenses	0.25%
12b-1 Distribution Fee	None
Other Expenses	0.03%
Total Annual Fund Operating Expenses (before expense limitation) [3]	0.28%

1 A $5 fee applies to wire redemptions under $5,000.
2 If applicable, the account service fee will be collected by redeeming fund shares in the amount of $20.
3 The Total Annual Fund Operating Expenses have been restated to reflect expenses being deducted from current
Fund assets, which include expenses related to the Fund’s participation in the Treasury Money Market Guarantee
Program. Vanguard has voluntarily agreed to temporarily limit certain net operating expenses in excess of the
Fund’s daily yield so as to maintain a zero or positive yield for the Fund. Vanguard may terminate the temporary expense limitation at any time.

© 2009 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.                                                                                          PS030 112009

Vanguard Federal Money Market Fund

Supplement to the Prospectus Dated December 29, 2008

The Fees and Expenses Table for Vanguard Federal Money Market Fund is replaced with the following:

Shareholder Fees
(Fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases	None
Purchase Fee	None
Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None

Annual Fund Operating Expenses
(Expenses deducted from the Fund’s assets)
Management Expenses	0.25%
12b-1 Distribution Fee	None
Other Expenses	0.03%
Total Annual Fund Operating Expenses (before expense limitation) [1]	0.28%

1 The Total Annual Fund Operating Expenses have been restated to reflect expenses being deducted from current
Fund assets, which include expenses related to the Fund’s participation in the Treasury Money Market Guarantee
Program. Vanguard has voluntarily agreed to temporarily limit certain net operating expenses in excess of the
Fund’s daily yield so as to maintain a zero or positive yield for the Fund. Vanguard may terminate the temporary expense limitation at any time.

© 2009 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.                                                                                         PSI030 112009